Condensed Statements of Cash Flows 9M - USD ($)	9 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (985,332)	$ (1,857,689)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	1,293	443
Amortization of debt discount	105,366	405,963
Change in value of derivative liability	(83,946)	169,624
Derivative expense	(170,250)	(382,713)
Interest converted into stock	9,584
Warrants issued for services		42,871
Stock-based compensation		198,128
Changes in operating assets and liabilities:
Decrease in prepaid expenses	2,800	7,578
Increase (decrease) in bank overdraft	(2,543)
Increase (decrease) in accounts payable	127,133	70,247
Increase in accrued expenses	366,464	237,110
Net Cash Used by Operating Activities	(288,931)	(343,012)
CASH FLOWS FROM INVESTING ACTIVITY:
Acquisition of assets		(1,054)
Net Cash Used by Investing Activities		(1,054)
CASH FLOWS FROM FINANCING ACTIVITIES:
Loans received (repaid) from/to related parties	(27,319)	64,011
Proceeds from sale of common stock and warrants		62,415
Proceeds from issuance of convertible notes payable	316,250	205,171
Net Cash Provided by Financing Activities	288,931	331,597
Net Increase (Decrease) in Cash and Cash Equivalents		(12,469)
Cash and cash equivalents, beginning of period		15,892
Cash and cash equivalents, end of period		3,423
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid
Income taxes paid
SUPPLEMENTAL NON-CASH INVESTING AND FINANCING INFORMATION:
Stock deposits reclassified as common stock/warrants
Accounts payable converted into note payable	900,000
Common stock issued for accrued expenses
Original issue discounts recorded on notes payable		10,400
Debt discounts recorded on convertible notes payable	147,632	396,402
Acquisition of intangibles for stock
Debt/interest converted into common stock and contributed capital	$ 109,144	$ 454,077